SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Additional Financial Information by Reportable Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	$ 8,408.3	$ 6,971.5	$ 7,070.1
Interest expense	(70.2)	(70.0)	(75.8)
Other non-operating expense (income), net	4.1	(1.9)	(445.2)
Income before taxes	992.6	737.3	249.5
Capital expenditures	266.6	206.2	225.1
Depreciation and amortization expense	244.1	205.3	179.0
Other expense (income), net	5.6	53.6	53.2
Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	149.1	114.2	109.6
Label and Graphic Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	5,430.4	4,715.1	4,745.9
Label and Graphic Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes	801.7	688.8	601.5
Capital expenditures	133.6	87.3	137.8
Depreciation and amortization expense	114.3	107.0	100.2
Other expense (income), net	(28.1)	22.2	28.3
Label and Graphic Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	98.5	80.3	80.2
Retail Branding and Information Solutions
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	2,201.8	1,630.9	1,650.3
Retail Branding and Information Solutions | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes	257.2	144.7	196.6
Capital expenditures	96.3	101.6	63.1
Depreciation and amortization expense	102.2	71.6	52.6
Other expense (income), net	36.6	22.7	9.9
Retail Branding and Information Solutions | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	37.3	27.5	20.6
Industrial and Healthcare Materials
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	776.1	625.5	673.9
Industrial and Healthcare Materials | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes	81.6	58.2	60.0
Capital expenditures	36.7	17.3	24.2
Depreciation and amortization expense	27.6	26.7	26.2
Other expense (income), net	2.4	8.4	9.4
Industrial and Healthcare Materials | Intersegment sales
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Net sales to unaffiliated customers	13.3	6.4	8.8
Corporate | Operating segments
SEGMENT AND DISAGGREGATED REVENUE INFORMATION
Income before taxes	(81.8)	(82.5)	(87.6)
Other expense (income), net	$ (5.3)	$ 0.3	$ 5.6